Reinsurance (Details 3) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended	45 Months Ended	106 Months Ended		12 Months Ended									9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 31, 1998 Allstate Financial	Dec. 31, 2011 Allstate Financial agreement	Mar. 31, 2011 Allstate Financial	Jun. 30, 2007 Allstate Financial	Dec. 31, 2010 Allstate Financial	Dec. 31, 2011 Allstate Financial Prudential	Dec. 31, 2010 Allstate Financial Prudential	Dec. 31, 2009 Allstate Financial Prudential	Dec. 31, 2011 Allstate Financial Citigroup Subsidiaries and Scottish Re	Dec. 31, 2010 Allstate Financial Citigroup Subsidiaries and Scottish Re	Dec. 31, 2011 Allstate Financial Annuities	Dec. 31, 2010 Allstate Financial Annuities	Dec. 31, 2011 Allstate Financial Life insurance	Dec. 31, 2010 Allstate Financial Life insurance	Dec. 31, 2011 Allstate Financial Single life	Dec. 31, 2011 Allstate Financial Joint life	Dec. 31, 2011 Allstate Financial Accident-health insurance	Dec. 31, 2010 Allstate Financial Accident-health insurance	Dec. 31, 2011 Allstate Financial Other.	Dec. 31, 2010 Allstate Financial Other.
Reinsurance recoverable
Percent of morbidity risk ceded for long-term care contracts					100.00%
Percent of morbidity risk ceded for term-life insurance policies					90.00%
Number of unaffiliated reinsurers					14
Retention level for most contracts				$ 1,000,000		$ 5,000,000	$ 2,000,000											$ 5,000,000	$ 8,000,000
Retention level for contracts issued to individuals age 70 and over						3,000,000												3,000,000
Retention level for certain large contracts meeting specific criteria						10,000,000	5,000,000											10,000,000	10,000,000
Total amounts recoverable from reinsurers, industry pools or facilities	7,251,000,000	6,552,000,000			4,577,000,000			4,400,000,000	1,680,000,000	1,630,000,000		165,000,000	170,000,000	1,827,000,000	1,785,000,000	1,600,000,000	1,569,000,000			1,063,000,000	957,000,000	87,000,000	89,000,000
Life and annuity premiums and contract charges, reinsurance ceded	750,000,000	804,000,000	838,000,000						152,000,000	171,000,000	170,000,000
Life and annuity contract benefits, reinsurance ceded	653,000,000	702,000,000	642,000,000						121,000,000	152,000,000	44,000,000
Interest credited to contractholder funds, reinsurance ceded	27,000,000	32,000,000	32,000,000						20,000,000	29,000,000	27,000,000
Operating costs and expenses, reinsurance ceded									27,000,000	31,000,000	28,000,000
Gross life insurance in force					528,780,000,000
Life insurance in force ceded to unaffiliated reinsurers					$ 222,380,000,000
Percent of reinsurance recoverables with Standard and Poor's A- rating or better					94.00%			94.00%